Options and Warrants (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Options and Warrants (Details) [Line Items]
Class of Warrant or Rights Granted	2,605,513
Class of Warrant or Rights, Outstanding Intrinsic Value (in Dollars)		$ 3,835,245
Class of Warrant or Rights, Exercisable Intrinsic Value (in Dollars)		3,835,245
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)		392,170
Common Stock, Shares, Outstanding	51,874,035	48,834,916	36,149,985
Common Stock, Capital Shares Reserved for Future Issuance		2,794,100
Employee Stock Option [Member]
Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)		4,859,581
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)		6,310,476
Compensatory Warrants [Member]
Options and Warrants (Details) [Line Items]
Class of Warrant or Rights Granted		1,439,560
Warrants, Grants in Period, Weighted-Average Grant Date Fair Value, Per Warrant (in Dollars per share)		$ 0.37
Adjustments to Additional Paid in Capital, Warrant Issued (in Dollars)		$ 526,393
Stockholders Meeting, March 14, 2012 [Member] | 2012 Equity Incentive Plan [Member]
Options and Warrants (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions		14,398,402
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		66.10%
Common Stock, Shares, Outstanding		23,551,991
Stockholders Meeting, July 27, 2012 [Member] | 2012 Equity Incentive Plan [Member]
Options and Warrants (Details) [Line Items]
Subsidiary or Equity Method Investee, Cumulative Number of Shares Issued for All Transactions		12,676,202
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions		51.80%
Common Stock, Shares, Outstanding		24,451,991
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		3,000,000
Common Stock, Capital Shares Reserved for Future Issuance	10,188,506
2007 Stock Incentive Plan [Member]
Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,500,000	6,742,606
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	3,900,900	6,647,606
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	2,599,100	95,000
2012 Equity Incentive Plan [Member]
Options and Warrants (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		6,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		2,699,100
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		3,800,900